Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable [Abstract]
Creditors	$ 286	$ 100
Brokers	130	271
Professional and legal fees	827	0
Total accounts payable	$ 1,243	$ 371